UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23080

The Community Development Fund

(Exact name of registrant as specified in charter)

6255 Chapman Field Drive

Miami, Florida 33156

(Address of principal executive offices) (Zip code)

Kenneth H. Thomas, Ph.D.

Community Development Fund Advisors, LLC

6255 Chapman Field Drive

Miami, Florida 33156

(Name and address of agent for service)

Copy To:

John J. O’Brien, Esquire

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-844-445-4405

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Community Development Fund

The Community Development Fund/Class A Shares - CDCDX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Class A Shares of the The Community Development Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.communitydevelopmentfund.com/the-fund/. You can also request this information by contacting us at 1-844-445-4405.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Community Development Fund, Class A Shares	$50	1.00%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$145,156,169	121	$295,916	8%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

U.S. Government & Agency Obligations
72.6%
Mortgage-Backed Securities
15.9%
Municipal Bonds
6.8%
U.S. Treasury Obligations
3.2%
Short-Term Investment
1.3%
Asset-Backed Security
0.0%
Derivative Contracts (Net)
-0.2%

Value	Value
Derivative Contracts (Net)	- 0.2%
Asset-Backed Security	0.0%
Short-Term Investment	1.3%
U.S. Treasury Obligations	3.2%
Municipal Bonds	6.8%
Mortgage-Backed Securities	15.9%
U.S. Government & Agency Obligations	72.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
FHLMC Multifamily Structured Pass-Through Certificates, 5.89%, 7/25/2032, Class AS	3.9%
FHLMC Multifamily Structured Pass-Through Certificates, 4.05%, 7/25/2033, Class A2	3.4%
FNMA, 4.40%, 7/25/2033, Class A2	3.3%
FHLMC, 3.08%, 2/1/2050	3.0%
FHLMC Multifamily Structured Pass-Through Certificates, 2.25%, 2/25/2032, Class A2	2.8%
FNMA, 2.50%, 1/1/2052	2.8%
GNMA, 3.50%, 10/16/2062, Class AC	2.5%
FHLMC Multifamily Structured Pass-Through Certificates, 1.50%, 9/25/2030, Class A2	2.2%
GNMA, 2.50%, 9/16/2065, Class AH	2.1%
GNMA, 4.50%, 5/1/2065, Class AC	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  1-844-445-4405

  https://www.communitydevelopmentfund.com/the-fund/

The Community Development Fund

The Community Development Fund/Class A Shares - CDCDX

Semi-Annual Shareholder Report - June 30, 2024

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Community Development Fund

Semi-Annual Financials and Other Information

June 30, 2024

The Community Development Fund

June 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)

Schedule of Investments	1
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16

The Fund files its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the Fund’s website at https://www.communitydevelopmentfund.com/the-fund/.

The Community Development Fund

June 30, 2024

SCHEDULE OF INVESTMENTS (UNAUDITED)

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.6%
FHLMC Multifamily - 25.6%
2021-P009, 1.13%, 01/25/2031	$350,966	$309,714
KSG1, 1.50%, 09/25/2030	3,870,000	3,222,424
K123, 1.62%, 12/25/2030	1,500,000	1,243,932
KG06, 1.78%, 10/25/2031	1,200,000	987,849
2021-P009, 1.88%, 01/25/2031	1,000,000	841,790
K135, 1.91%, 10/25/2031 (a)	3,500,000	2,882,680
KSG2, 2.09%, 11/25/2031 (a)	1,000,000	836,297
K141, 2.25%, 02/25/2032	4,800,000	4,040,025
KSG3, 2.65%, 05/25/2032 (a)	2,000,000	1,724,641
K145, 2.65%, 06/25/2055	1,778,247	1,623,469
2022-P013, 2.85%, 02/25/2032 (a)	2,000,000	1,699,054
K1514, 2.86%, 10/25/2034	2,300,000	1,928,128
K092, 3.13%, 10/25/2028	2,725,749	2,619,812
K088, 3.69%, 01/25/2029	1,000,000	955,529
K158, 4.05%, 07/25/2033	5,200,000	4,918,449
2024-P016, 4.61%, 09/25/2033 (a)	1,000,000	966,815
KF136, 5.73%, SOFR30A + 0.410%, 04/25/2032 (a)	705,961	700,584
KF141, 5.89%, SOFR30A + 0.570%, 07/25/2032 (a)	5,610,401	5,655,878
		37,157,070

FHLMC Single Family - 7.9%
Pool RA5346, 2.00%, 05/01/2051	1,079,459	857,688
Pool Q41874, 3.00%, 07/01/2046	992,340	870,724
Pool RA1853, 3.00%, 12/01/2049	761,120	659,583
Pool WA4823, 3.08%, 02/01/2050	5,673,372	4,316,647
Pool WA0500, 3.48%, 03/01/2047	2,297,659	1,930,093
Pool WN2253, 4.00%, 09/01/2032	1,000,000	940,804
Pool WA4839, 4.00%, 01/01/2054	1,649,546	1,402,015
Pool RJ0241, 6.00%, 10/01/2053	570,257	580,858
		11,558,412

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

June 30, 2024

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
FNMA Multifamily - 4.0%
2023-M5, 4.40%, 07/25/2033 (a)	$5,000,000	$4,803,850
2024-M1, 4.50%, 01/25/2034 (a)	1,000,000	962,668
		5,766,518

FNMA Single Family - 19.0%
Pool CA7479, 2.00%, 10/01/2050	734,299	580,729
Pool CA7480, 2.00%, 10/01/2050	1,059,769	842,086
Pool CA8444, 2.00%, 12/01/2050	814,975	648,471
Pool CB0268, 2.00%, 04/01/2051	3,122,105	2,481,016
Pool BT0120, 2.00%, 05/01/2051	1,063,480	843,531
Pool CB1441, 2.00%, 08/01/2051	2,940,010	2,313,072
Pool CB2317, 2.00%, 12/01/2051	1,366,986	1,078,457
Pool CB2738, 2.50%, 01/01/2052	4,880,061	4,006,713
Pool CB2739, 2.50%, 01/01/2052	625,787	518,922
Pool CB2830, 2.50%, 02/01/2052	1,096,576	905,645
Pool AS7484, 3.00%, 06/01/2046	360,736	315,322
Pool BC0962, 3.00%, 06/01/2046	244,637	216,060
Pool AS7476, 3.00%, 07/01/2046	351,310	308,724
Pool AS7647, 3.00%, 07/01/2046	630,948	555,508
Pool AS7653, 3.00%, 07/01/2046	1,046,266	914,051
Pool AS8262, 3.00%, 10/01/2046	536,943	468,791
Pool CA4927, 3.00%, 01/01/2050	322,386	278,694
Pool AN5657, 3.30%, 07/01/2032	343,191	312,383
Pool AN7888, 3.30%, 12/01/2034	885,298	784,365
Pool AS8734, 3.50%, 01/01/2047	557,104	505,201
Pool AS9360, 3.50%, 04/01/2047	364,724	332,008
Pool CA1158, 3.50%, 02/01/2048	248,632	224,591
Pool CA1985, 4.00%, 06/01/2048	233,775	217,002
Pool BZ0271, 5.05%, 01/01/2040	1,995,156	2,007,829
Pool CB7021, 5.50%, 09/01/2053	1,276,780	1,263,851
Pool CB7245, 5.50%, 09/01/2053	1,035,514	1,027,714
Pool CB8111, 5.50%, 03/01/2054	1,490,407	1,480,675

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

June 30, 2024

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
Pool CB7935, 6.00%, 01/01/2054	$1,032,510	$1,044,469
Pool CB8085, 6.00%, 02/01/2054	1,042,309	1,052,734
		27,528,614

GNMA Multifamily - 15.7%
2021-183, 1.75%, 01/16/2063	1,420,999	1,084,096
2023-145, 2.50%, 09/16/2065	3,876,467	3,120,834
2017-135, 2.60%, 08/16/2058	569,538	481,163
2017-74, 2.60%, 09/16/2058	409,899	339,431
2023-92, 3.50%, 10/16/2062 (a)	3,959,227	3,634,610
2023-44, 4.00%, 08/16/2056	2,920,037	2,707,958
2023-16, 4.00%, 07/16/2063 (a)	1,960,389	1,881,755
2023-191, 4.00%, 05/16/2064 (a)	2,389,049	2,228,992
2024-12, 4.25%, 11/01/2036	1,950,659	1,858,889
2024-12, 4.50%, 05/01/2065 (a)	3,159,408	3,007,647
2023-162, 5.00%, 03/16/2064 (a)	2,410,836	2,470,124
		22,815,499

GNMA Single Family - 0.4%
Pool G2 AU1835, 3.00%, 08/20/2046	382,419	332,919
Pool G2 AU1762, 3.50%, 07/20/2046	263,135	238,797
		571,716

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $114,575,755)		105,397,829

MORTGAGE-BACKED SECURITIES - 15.9%
BX Commercial Mortgage Trust
6.82%, TSFR1M + 1.490%, 01/17/2039 (a)(b)	2,155,000	2,111,919
7.17%, TSFR1M + 1.840%, 01/17/2039 (a)(b)	3,000,000	2,953,125

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

June 30, 2024

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
FRESB Mortgage Trust
0.83%, 09/25/2040 (a)	$1,763,344	$1,676,699
1.03%, 04/25/2040 (a)	1,230,865	1,170,368
1.12%, 06/25/2040 (a)	1,523,421	1,313,546
1.49%, 01/25/2031 (a)	1,677,342	1,397,514
1.50%, 09/25/2041 (a)	954,816	882,828
1.60%, 10/25/2028 (a)	877,474	773,950
2.13%, 11/25/2039 (a)	989,644	966,656
2.21%, 12/25/2029 (a)	1,227,791	1,080,817
2.25%, 12/25/2039 (a)	804,052	693,079
2.42%, 09/25/2029 (a)	1,905,284	1,696,007
3.19%, 12/25/2025 (a)	305,348	296,197
3.88%, 08/25/2038 (a)	1,184,022	1,109,406
4.44%, 09/25/2030 (a)	2,000,000	1,928,161
STWD Mortgage Trust
6.30%, TSFR1M + 0.972%, 11/15/2036 (a)(b)	3,000,000	2,961,562

TOTAL MORTGAGE-BACKED SECURITIES
(COST $24,367,342)		23,011,834
MUNICIPAL BONDS - 6.8%
Colorado - 0.7%
Colorado, Housing and Finance Authority, RB
6.17%, 11/01/2030	1,000,000	1,061,337

Florida - 0.8%
Florida, Housing Finance, RB
4.64%, 01/01/2028	580,000	576,304
4.84%, 01/01/2029	100,000	99,946
4.97%, 01/01/2030	250,000	250,184

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

June 30, 2024

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
5.03%, 07/01/2030	$100,000	$100,176
		1,026,610

Massachusetts - 0.0%
Massachusetts State, Housing Finance Agency, RB
1.18%, 12/01/2024	85,000	83,518
1.23%, 06/01/2025	80,000	77,045
1.33%, 12/01/2025	70,000	66,231
		226,794

Michigan - 0.3%
Michigan State, Housing Development Authority, RB
0.96%, 06/01/2025	500,000	480,817

Nebraska - 0.4%
Nebraska Investment Finance Authority, RB
4.89%, 03/01/2029	100,000	100,166
4.94%, 09/01/2029	100,000	100,311
5.10%, 03/01/2030	100,000	100,912
5.15%, 09/01/2030	100,000	101,023
		402,412

New Jersey - 0.8%
New Jersey, Housing & Mortgage Finance Agency, RB
5.21%, 05/01/2030	435,000	439,852
5.26%, 11/01/2030	445,000	450,493
5.30%, 05/01/2031	320,000	324,233
		1,214,578

New York - 2.6%
New York City, Housing Development Authority, RB
2.24%, 05/01/2030	1,585,000	1,380,067
2.29%, 11/01/2030	415,000	357,639

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

June 30, 2024

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
3.43%, 01/01/2027	$1,000,000	$961,458
5.29%, 02/01/2031	250,000	254,806
5.34%, 08/01/2031	250,000	255,158
5.37%, 08/01/2030	250,000	256,042
5.38%, 02/01/2032	250,000	254,885
		3,720,055

Virginia - 1.2%
Fairfax County, Economic Development Authority, RB
5.59%, 10/01/2024	500,000	500,229
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	438,648
2.31%, 11/01/2031	500,000	420,460
2.46%, 11/01/2032	500,000	413,567
		1,772,904

TOTAL MUNICIPAL BONDS
(COST $10,365,000)		9,905,507

ASSET-BACKED SECURITY - 0.0%
United States Small Business Administration
4.97%, 03/01/2049	50,000	49,803

TOTAL ASSET-BACKED SECURITY
(COST $50,000)		49,803

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

June 30, 2024

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

	Face	Market
Description	Amount	Value
U.S. TREASURY OBLIGATIONS - 3.2%
U.S. Treasury Notes
4.63%, 02/28/2026	$2,000,000	$1,992,891
4.63%, 05/31/2031	215,000	218,729
4.88%, 04/30/2026	2,500,000	2,503,711

TOTAL U.S. TREASURY OBLIGATIONS
(COST $4,718,242)		4,715,331

SHORT-TERM INVESTMENT - 1.3%
	Shares
Short-Term Investment - 1.3%
Fidelity Institutional Government Portfolio, Cl I, 5.21% (c)	1,837,573	1,837,573

TOTAL SHORT-TERM INVESTMENT
(COST $1,837,573)		1,837,573

TOTAL INVESTMENTS (COST $155,913,912) - 99.8%		144,917,877
OTHER ASSETS AND LIABILITIES - 0.2%		238,292
NET ASSETS - 100.0%		$145,156,169

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Short Contracts
U.S. 10-Year Treasury Notes	(99)	Sep-2024	$(10,807,411)	$(10,888,453)	$(81,042)
U.S. Long Treasury Bonds	(38)	Sep-2024	(4,447,923)	(4,495,875)	(47,952)
Ultra 10-Year U.S. Treasury Notes	(96)	Sep-2024	(10,799,819)	(10,899,000)	(99,181)
			$(26,055,153)	$(26,283,328)	$(228,175)

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

June 30, 2024

SCHEDULE OF INVESTMENTS (UNAUDITED) (Continued)

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at June 30, 2024 was $8,026,606 and represents 5.5% of Net Assets.

(c)	Rate shown is the 7-day effective yield as of June 30, 2024.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
RB — Revenue Bond
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M — Term Secured Overnight Financing Rate 1 Month

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

June 30, 2024

SCHEDULE OF INVESTMENTS (UNAUDITED) (Concluded)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$105,397,829	$—	$105,397,829
Mortgage-Backed Securities	—	23,011,834	—	23,011,834
Municipal Bonds	—	9,905,507	—	9,905,507
Asset-Backed Security	—	49,803	—	49,803
U.S. Treasury Obligations	—	4,715,331	—	4,715,331
Short-Term Investment	1,837,573	—	—	1,837,573
Total Investments in Securities	$1,837,573	$143,080,304	$—	$144,917,877

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(228,175)	$–	$–	$(228,175)
Total Other Financial Instruments	$(228,175)	$–	$–	$(228,175)

* Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

June 30, 2024

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

Assets:
Investments (Cost $155,913,912)	$144,917,877
Cash and cash equivalents	8,078
Interest and dividends receivable	542,500
Variation margin receivable	110,797
Prepaid expenses	16,530
Total assets	145,595,782
Liabilities:
Distributions payable	286,655
Payable due to Investment Adviser (Note 5)	47,952
CRA servicing fees payable (Note 4)	24,345
Payable due to Administrator (Note 4)	16,250
Chief Compliance Officer fees payable (Note 3)	8,491
Distribution fees payable (Note 4)	2,390
Trustees fees payable	732
Other accrued expenses	52,798
Total liabilities	439,613
Net assets	$145,156,169
Net assets consist of:
Paid-in capital	$157,338,439
Total Distributable Loss	(12,182,270)
Net assets	$145,156,169

Net Asset Value, Offering and Redemption Price Per Share –
Class A shares (unlimited authorization - no par value)
($145,156,169 ÷ 16,495,086 shares)	$8.80

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

For the six months ended June 30, 2024

STATEMENT OF OPERATIONS (UNAUDITED)

Investment income
Interest	$2,740,342
Total investment income	2,740,342

Expenses
Investment advisory fees (Note 5)	205,306
CRA servicing fees (Note 4)	136,871
Accounting and administration fees (Note 4)	97,500
Chief Compliance Officer fees (Note 3)	38,130
Distribution fees (Note 4)	15,972
Trustees' fees (Form N-CSRS Item 10)	8,032
Custodian fees	19,652
Transfer Agent fees	15,688
Audit fees	7,708
Printing fees	4,893
Legal fees	2,510
Registration fees	1,287
Other	39,710
Total expenses	593,259
Waiver Recapture (Note 5)	90,610
Net expenses	683,869

Net investment income	2,056,473

Net realized gain/(loss) on:
Investments	(18,810)
Futures contracts	(101,086)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,770,212)
Futures contracts	1,209,802
Net realized and unrealized loss	(680,306)

Net increase in net assets resulting from operations	$1,376,167

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Operations:
Net investment income	$2,056,473	$2,974,413
Net realized loss	(119,896)	(428,065)
Net change in unrealized appreciation/(depreciation)	(560,410)	2,500,598
Net increase in net assets resulting from operations	1,376,167	5,046,946
Distributions:	(2,052,165)	(4,748,310)
Capital share transactions:
Issued	14,501,000	19,200,000
Reinvestment of dividends	425,136	860,110
Redeemed	(3,000,000)	—
Increase from capital share transactions	11,926,136	20,060,110
Total increase in net assets	11,250,138	20,358,746
Net assets:
Beginning of year/period	133,906,031	113,547,285
End of year/period	$145,156,169	$133,906,031

Shares transactions:
Issued	1,660,512	2,164,621
Reinvestment of dividends	48,487	97,395
Redeemed	(342,466)	—
Net increase in shares outstanding	1,366,533	2,262,016

The accompanying notes are an integral part of the financial statements.

[This page is intentionally left blank.]

The Community Development Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

	Six months ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of year/period	$8.85		$8.83	$9.75	$10.03	$9.75	$9.43
Income/(loss) from operations:
Net investment income(1)	0.13		0.22	0.13	0.09	0.13	0.16
Net realized and unrealized gain/(loss) on investments	(0.05)		0.13	(0.75)	(0.27)	0.30	0.34
Total gain/(loss) from operations	0.08		0.35	(0.62)	(0.18)	0.43	0.50
Dividends and distributions from:
Net investment income	(0.13)		(0.22)	(0.14)	(0.10)	(0.15)	(0.18)
Net realized gains	—		(0.11)	(0.16)	—	—	—
Return of capital	—		—	—	— ^	— ^	—
Total dividends and distributions	(0.13)		(0.33)	(0.30)	(0.10)	(0.15)	(0.18)
Net asset value, end of year/period	$8.80		$8.85	$8.83	$9.75	$10.03	$9.75
Total return*	0.92%		4.11%	(6.36)%	(1.76)%	4.39%	5.35%
Ratios and supplemental data
Net assets, end of year/period ($ Thousands)	$145,156		$133,906	$113,547	$107,260	$76,394	$58,321
Ratio of expenses to average net assets (including waivers and reimbursements)	1.00	%(2)(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets (excluding waivers and reimbursements)	0.87	%(2)	1.02%	1.00%	1.11%	1.23%	1.43%
Ratio of net investment income to average net assets	3.01	%(2)	2.51%	1.42%	0.93%	1.35%	1.69%
Portfolio turnover rate	8	%(4)	61%	30%	12%	29%	14%

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

FINANCIAL HIGHLIGHTS

*

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

^	Amount represents less than $(0.005).
(1)	Per share calculations were performed using average shares for the period.
(2)	Annualized.
(3)	Ratio includes previously waived investment advisory fees recovered.
(4)	Portfolio turnover rate is for the period indicated and has not been annualized.

Amounts designated as “—“ are $0

The accompanying notes are an integral part of the financial statements.

The Community Development Fund

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    Organization

The Community Development Fund (the “Fund”) is a diversified, open-end investment company that was established as a Delaware statutory trust pursuant to a Certificate of Trust dated August 12, 2011. The Trust’s Agreement and Declaration of Trust permits the Trust to operate separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of portfolios. Currently, the Trust offers one class of shares. The investment objectives of the Fund are to provide current income consistent with the preservation of capital and enable institutional investors, including those that are subject to regulatory examination under the Community Reinvestment Act of 1977, as amended, (the “CRA”), to claim favorable regulatory consideration of their investment. Community Development Fund Advisors, LLC (the “Adviser”), was organized under the laws of the State of Delaware as a limited liability company on July 25, 2011, and is also registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisors Act of 1940 (the “1940 Act”). MetLife Investment Management, LLC (the “Sub-Adviser”) manages the Fund’s assets under the direction of the Adviser.

2.     Significant accounting policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security valuation — Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume, market volatility or the future does not end trading by the time a Fund calculates its NAV, the settlement price may not

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June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures position.

The Fund’s board of trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Fund’s investment adviser to apply those methods in making fair value determinations, subject to board oversight. The investment adviser has established a Valuation Committee (the “Valuation Committee”) to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs

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June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

For the period ended June 30, 2024, there have been no significant changes to the Fund’s fair valuation methodology.

Stripped Mortgage-Backed Securities — The Fund may enter into Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multiclass mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Mortgage-Backed To-Be-Announced Securities — The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Futures contracts — The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses (see Statement of Operations). Variation margin payments are paid or received (see Statement of Assets and Liabilities), depending upon whether unrealized gains or losses

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June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

are incurred. When the contract is closed, the Fund records a realized gain or loss (see Statement of Operations) equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2024.

The following table discloses the volume of the Fund’s futures contracts activity during the period ended June 30, 2024:

Futures Contracts:
Interest Contracts
Average Notional Balance Short	$(25,952,051)
Ending Notional Balance Short	(26,055,154)

Security transactions, dividend and investment income — Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and discounts are included in interest income.

Determination of Net Asset Value and calculation of expenses — In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal income taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal

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June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

Revenue Code (the “Code”). Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end and current tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2024 the Fund did not incur any interest or penalties.

Dividends and distributions to shareholders — Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Securities purchased on a delayed delivery basis — The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

3.     Transactions with affiliates

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, or Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group). Such officers are paid no fees

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June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

by the Trust, other than the Chief Compliance Officer (“CCO”) and Chief Financial Officer (“CFO”), as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

Fees for CFO services is included in fees charged to the Fund under the Accounting and administration fees on the Statement of Operations.

4.     Administration, CRA Servicing, Distribution, Custodian and Transfer Agent Agreements

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund, subject to a minimum. For the period ended June 30, 2024, the Fund paid $97,500 for these services.

The Fund has adopted a CRA servicing plan (the “CRA Servicing Plan”) with respect to Class A Shares that allows such shares to pay the Adviser a fee in connection with the ongoing CRA recordkeeping and compliance services provided to shareholders at an annual rate of up to 0.20% of average daily net assets of the Class A Shares. For the period ended June 30, 2024, the Class A Shares incurred $136,871 of CRA servicing fees, an effective rate of 0.20%.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A Shares. The Distribution Plan allows the Fund to pay fees for the sale and distribution of Class A Shares and for shareholder services provided to the holders of Class A Shares. Under the Distribution Plan, the Fund may pay its distributor up to 0.25% per year of the Fund's average daily net assets attributable to certain of its Class A Shares which have been sold in accordance with a selling dealer agreement. For the period ended June 30, 2024, the Class A Shares incurred Distribution fees of $15,972.

UMB Bank, N.A., (the “Custodian”), serves as the Fund’s Custodian pursuant to a custody agreement. UMB Fund Services, Inc. (the “Transfer Agent”), serves as the Fund’s Transfer Agent pursuant to a transfer agency agreement.

5.     Investment Advisory & Subadvisory Agreements

Under the terms of an investment advisory agreement, the Adviser provides or arranges for a third-party sub-adviser to provide investment advisory services

The Community Development Fund

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

to the Fund. For its advisory services, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. For the period ended June 30, 2024, the Fund paid $205,306 for these services. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, and other non-routine expenses not incurred in the ordinary course of such Fund’s business (collectively, “excluded expenses”)) from exceeding 1.00% of the Fund’s average daily net assets until April 30, 2025 (the “expense cap”). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which the Adviser reduced its fee or reimbursed expenses if the Fund’s Total Annual Fund Operating Expenses are below the expense cap that was in place at the time of such fee reductions or expense reimbursements. This agreement may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025. As of June 30, 2024, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and/or reimbursed to the Adviser were $21,351, $6,562, and $0 expiring in 2025, 2026, and 2027 respectively. The Adviser recaptured previously waived fees in the amount of $90,610 during the six months ended June 30, 2024.

The Adviser pays the Sub-Adviser a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by the Sub-Adviser.

6.     Investment Transactions

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the period ended June 30, 2024, were as follows:

Purchases:
U.S. Government	$23,404,766
Other	450,000
Sales and Maturities:
U.S. Government	$9,905,484
Other	549,692

7.     Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which

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June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of paydowns and reclassification of distributions. There is no permanent difference in current year that would require a charge or credit to distributable earnings or paid in capital.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Total
2023	$4,748,310	$4,748,310
2022	$3,694,534	$3,694,534

As of December 31, 2023, the components of distributable loss on a tax basis were as follows:

Undistributed Ordinary Income	$6,722
Post October Losses	(2,250,500)
Unrealized Depreciation	(9,262,491)
Other Temporary Differences	(3)
Total Distributable Loss	$(11,506,272)

Post October losses represent losses realized on investment transactions from November 1, 2023 through December 31, 2023, that, in accordance with Federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$155,913,912	$540,461	$(11,536,496)	$(10,996,035)

8.     Concentration of Risks

As with investing in all mutual funds, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve the Fund’s investment goals. An investor could lose money on its investment in the Fund, just as it could with other investments. The Fund is subject to the principal risks noted below, any of which

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June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

may adversely affect the Fund’s net asset value and ability to meet the Fund’s investment objective:

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described above, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

CRA-Qualified Investments Risk — The Adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them; however, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund’s goals of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Adviser (or the Fund’s sub-adviser, MetLife Investment Management, LLC (the “Sub-Adviser”)) to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of longer-term investments believed to be CRA-qualified. Also, CRA-qualified investments in geographic areas sought by the Fund may not provide as favorable return as CRA-qualified investments in other geographic areas. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such

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June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying and similar purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Regional Focus Risk — To the extent that it focuses its investments in a particular geographic region for CRA accreditation purposes, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and states or municipalities within that region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

U.S. Government Securities Risk — Although U.S. Government Securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Derivatives Risk — The Fund’s use of derivatives is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk, liquidity risk and market risk are described above. Leverage risk is described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and

The Community Development Fund

June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Investment Style Risk - The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

LIBOR Replacement Risk — The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate ("LIBOR") rates and expects to do so for the remaining LIBOR rates immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is

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June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Leverage Risk — The Fund’s use of derivatives may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund’s recovery of collateral.

Convertible Securities Risk — Convertible securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

9.    Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund

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June 30, 2024

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Concluded)

and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.     Underlying Investments In Other Investment Companies

The Fund currently invests a portion of its assets in the Fidelity Institutional Government Portfolio, Class I (the “Fidelity Fund”). The Fidelity Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully. The investment objective of the Fidelity Fund is current income with liquidity and stability of principal. The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2024, the percentage of the Funds’ net assets invested in the Fidelity Fund was 1.3%.

11.     Concentration of Shareholders

At June 30, 2024, 35% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

12.    Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

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FUND INFORMATION

Investment Adviser	Community Development Fund Advisors, LLC 6255 Chapman Field Drive Miami, Florida 33156

Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Administrator	SEI Investments Global Funds Services One Freedom Valley Drive Oaks, PA 19456

Legal Counsel	Morgan, Lewis & Bockius LLP 2222 Market Street Philadelphia, PA 19103

Custodian	UMB Bank, N.A. 1010 Grand Avenue Kansas City, Missouri 64106

Transfer Agent	UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212

Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Two Liberty Place 50 South 16th Street, Suite 2900 Philadelphia, PA 19102

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Development Fund

By (Signature and Title)	/s/ Kenneth H. Thomas, Ph.D.
Kenneth H. Thomas, Ph.D.
President, Principal Executive Officer and Secretary

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kenneth H. Thomas, Ph.D.
Kenneth H. Thomas, Ph.D.
President, Principal Executive Officer and Secretary

Date: September 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 6, 2024